Equity - Summary of Classes of Share Capital - Treasury Shares (Detail) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 87,701
Balance at end of period	$ 92,466	$ 86,382	$ 92,466	$ 86,382
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.3	0.7	0.6	2.1
Purchase of shares, Number of shares	35.6	30.5	104.2	102.0
Sale of shares, Number of shares	(35.0)	(30.6)	(103.9)	(103.5)
Ending balance, Number of shares	0.9	0.6	0.9	0.6
Balance at beginning of period	$ (25)	$ (49)	$ (41)	$ (144)
Purchase of shares, Amount	(2,152)	(2,330)	(6,787)	(7,528)
Sale of shares, Amount	2,118	2,335	6,769	7,628
Balance at end of period	$ (59)	$ (44)	$ (59)	$ (44)
Treasury shares [member] | Preferred shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.2	0.3	0.3	0.3
Purchase of shares, Number of shares	1.4	2.0	5.0	5.0
Sale of shares, Number of shares	(1.4)	(2.1)	(5.1)	(5.1)
Ending balance, Number of shares	0.2	0.2	0.2	0.2
Balance at beginning of period	$ (3)	$ (6)	$ (6)	$ (7)
Purchase of shares, Amount	(29)	(42)	(98)	(111)
Sale of shares, Amount	27	44	99	114
Balance at end of period	$ (5)	$ (4)	$ (5)	$ (4)